Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Line Items]
Cash outflows for leases	¥ 63.2	$ 8.8	¥ 61.3
Non-cash additions to right-of-use assets and lease liabilities	55.3	7.7	32.1
Operating lease rental income	¥ 30.9	$ 4.3	¥ 25.8
Bottom of range [member]
Leases [Line Items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Leases [Line Items]
Operating lease, term	20 years	20 years
Operating lease term of contract	12 years	12 years